Plan Transfers	12 Months Ended
Dec. 31, 2025
EBP 075
EBP, Description of Plan [Line Items]
Plan Transfers	Plan Transfers
On November 4, 2024, the Company announced it had completed the sale of its North America Composites and Fuel Containment Division to SK Capital Partners. The remaining Plan assets were transferred to the Axillon 401(k) Plan between March and August 2025.
On November 21, 2024, the Company completed the sale of its Total Filtration Services Division to the Flow Control Group. Plan assets related to this transaction were merged into the Flow Control Group 401(k) Plan on April 30, 2025.
The following table presents the effects of the transfers on the net assets available for benefits as of December 31, 2025:

Plan Name	Transfer Date	Assets Transferred
Axillon 401(k) Plan	Various(a)	$(3,783)
Flow Control Group 401(k) Plan	April 30, 2025	(21,549)
Total transfers during 2025		$(25,332)

(a)Transfers to the Axillon 401(k) Plan occurred between March 3, 2025 and August 19, 2025.